Employee information	12 Months Ended
Dec. 31, 2022
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Employee information
5. Employee information

All figures in £ millions	Notes	2022	2021	2020

Employee benefit expense

Wages and salaries (including termination costs)		1,382	1,180	1,152

Social security costs		113	95	96

Share-based payment costs	26	35	28	29

Retirement benefits – defined contribution plans	25	46	37	47

Retirement benefits – defined benefit plans	25	29	25	13

Total		1,605	1,365	1,337
An additional £3m of share-based payment costs (2021: £nil; 2020: £nil) in respect of remuneration for post-acquisition services for recent acquisitions is included in other net gains and losses in the income statement.
The details of the emoluments of the Directors of Pearson plc are shown in the report on Directors’ remuneration.

Average number employed	2022	2021	2020

Employee numbers

UK	3,244	3,395	3,304

Other European countries	809	878	886

US	11,357	11,757	11,432

Canada	522	593	648

Asia Pacific	3,369	2,738	2,812

Other countries	1,137	1,383	2,109

Total	20,438	20,744	21,191